Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
February 28, 2025
ASCF-NPRT1-0425
1.797929.121
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 4.4%
Energy - 0.6%
Energy Equipment & Services - 0.6%
CES Energy Solutions Corp	2,212,800	12,235,977
Financials - 1.1%
Capital Markets - 1.1%
TMX Group Ltd	616,500	21,907,216
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	150,000	5,553,000
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc (United States)	111,900	10,143,735
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (a)	3,043,100	4,774,727
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	103,300	13,280,664
Utilities - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp (United States)	468,167	18,745,407
TOTAL CANADA		86,640,726
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A (b)	779,760	8,834,681
ISRAEL - 1.8%
Information Technology - 1.8%
IT Services - 1.2%
Wix.com Ltd (a)	113,500	22,778,315
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (a)	48,189	11,525,845
TOTAL ISRAEL		34,304,160
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	567,700	12,659,710
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Merus NV (a)	59,900	2,820,691
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	343,026	2,301,704
THAILAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (a)	122,700	24,546,135
UNITED KINGDOM - 1.9%
Communication Services - 0.5%
Media - 0.5%
4imprint Group PLC	166,300	10,877,816
Consumer Staples - 0.7%
Food Products - 0.7%
Nomad Foods Ltd	680,416	12,859,862
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	460,600	13,560,064
TOTAL UNITED KINGDOM		37,297,742
UNITED STATES - 88.1%
Communication Services - 1.2%
Entertainment - 0.0%
Vivid Seats Inc Class A (a)(b)	460,380	1,905,973
Interactive Media & Services - 0.9%
Cars.com Inc (a)(b)	829,900	10,954,680
Ziff Davis Inc (a)	142,200	5,838,732
		16,793,412
Wireless Telecommunication Services - 0.3%
Gogo Inc (a)(b)	709,200	5,198,436
TOTAL COMMUNICATION SERVICES		23,897,821

Consumer Discretionary - 11.6%
Automobile Components - 1.5%
Patrick Industries Inc (b)	330,796	29,970,118
Diversified Consumer Services - 0.2%
Laureate Education Inc (a)	241,886	4,823,207
Hotels, Restaurants & Leisure - 0.9%
Brinker International Inc (a)	103,300	17,026,939
Household Durables - 2.8%
Champion Homes Inc (a)	156,886	16,080,815
Installed Building Products Inc (b)	118,600	20,328,040
Lovesac Co/The (a)(b)	200,490	4,200,265
SharkNinja Inc (a)(b)	129,966	13,658,127
		54,267,247
Leisure Products - 0.5%
Brunswick Corp/DE (b)	159,000	9,675,150
Specialty Retail - 5.1%
Academy Sports & Outdoors Inc	316,705	15,705,401
Boot Barn Holdings Inc (a)	148,400	18,168,612
Group 1 Automotive Inc	48,800	22,427,504
Murphy USA Inc	55,800	26,183,592
Valvoline Inc (a)	460,200	16,972,176
		99,457,285
Textiles, Apparel & Luxury Goods - 0.6%
Crocs Inc (a)	109,721	10,924,920
TOTAL CONSUMER DISCRETIONARY		226,144,866

Consumer Staples - 3.4%
Beverages - 0.6%
Vita Coco Co Inc/The (a)	395,396	12,826,646
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings Inc (a)	100,330	10,159,416
Performance Food Group Co (a)	120,500	10,259,370
Sprouts Farmers Market Inc (a)	72,300	10,729,320
		31,148,106
Food Products - 1.2%
Simply Good Foods Co/The (a)	611,400	23,080,350
TOTAL CONSUMER STAPLES		67,055,102

Energy - 4.6%
Energy Equipment & Services - 2.5%
Cactus Inc Class A (b)	400,000	21,016,000
Liberty Energy Inc Class A	1,595,400	27,552,558
		48,568,558
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp (a)	550,300	20,196,010
Core Natural Resources Inc	158,800	11,790,900
Hess Midstream LP Class A	242,048	10,100,663
		42,087,573
TOTAL ENERGY		90,656,131

Financials - 16.0%
Banks - 5.7%
Connectone Bancorp Inc (b)	775,455	19,797,366
First Interstate BancSystem Inc Class A	586,800	18,014,760
Metropolitan Bank Holding Corp (a)	254,082	15,354,175
Pinnacle Financial Partners Inc	164,600	18,807,196
SouthState Corp	259,500	26,157,600
TriCo Bancshares	284,900	12,455,828
		110,586,925
Capital Markets - 2.8%
Houlihan Lokey Inc Class A	73,300	12,706,555
Lazard Inc Class A	224,400	11,253,660
Piper Sandler Cos	55,500	16,073,910
Stifel Financial Corp	140,400	14,909,076
		54,943,201
Consumer Finance - 2.2%
FirstCash Holdings Inc	251,400	28,227,192
PROG Holdings Inc	267,914	7,600,720
SLM Corp	210,300	6,348,957
		42,176,869
Financial Services - 2.6%
Essent Group Ltd (b)	396,023	22,818,845
Mr Cooper Group Inc (a)	250,100	28,103,737
		50,922,582
Insurance - 2.7%
Old Republic International Corp	287,000	11,052,370
Primerica Inc	94,000	27,260,000
Selective Insurance Group Inc	176,900	15,221,361
		53,533,731
TOTAL FINANCIALS		312,163,308

Health Care - 12.3%
Biotechnology - 3.6%
AnaptysBio Inc (a)(b)	108,540	1,825,643
Arcellx Inc (a)	109,900	7,123,718
Astria Therapeutics Inc (a)	223,100	1,436,764
Celldex Therapeutics Inc (a)	119,000	2,447,830
Cogent Biosciences Inc (a)	444,672	3,348,380
Crinetics Pharmaceuticals Inc (a)	201,000	7,191,780
Cytokinetics Inc (a)	210,600	9,687,600
Disc Medicine Inc (a)	34,800	1,955,064
Legend Biotech Corp ADR (a)	98,600	3,451,986
Madrigal Pharmaceuticals Inc (a)(b)	24,700	8,429,369
Perspective Therapeutics Inc (a)	211,300	587,414
Soleno Therapeutics Inc (a)	81,300	3,969,066
Vaxcyte Inc (a)	167,700	12,245,454
Viking Therapeutics Inc (a)(b)	162,000	4,676,940
Viridian Therapeutics Inc (a)	156,600	2,431,998
		70,809,006
Health Care Equipment & Supplies - 4.4%
Haemonetics Corp (a)	150,700	9,870,850
Lantheus Holdings Inc (a)(b)	164,600	15,442,772
Masimo Corp (a)	121,800	22,992,186
Merit Medical Systems Inc (a)	164,800	16,816,192
Pulmonx Corp (a)	818,800	7,058,056
RxSight Inc (a)	141,200	4,004,432
TransMedics Group Inc (a)(b)	117,900	8,998,128
		85,182,616
Health Care Providers & Services - 4.0%
Acadia Healthcare Co Inc (a)	426,900	12,798,462
Chemed Corp	35,500	21,328,400
Ensign Group Inc/The	252,700	32,636,205
Option Care Health Inc (a)	259,637	8,697,840
Pennant Group Inc/The (a)	140,014	3,188,118
		78,649,025
Pharmaceuticals - 0.3%
Enliven Therapeutics Inc (a)	135,700	2,826,631
Structure Therapeutics Inc ADR (a)	96,300	2,287,125
		5,113,756
TOTAL HEALTH CARE		239,754,403

Industrials - 16.3%
Building Products - 2.0%
AAON Inc	101,200	7,772,160
AZZ Inc	132,600	12,744,186
Simpson Manufacturing Co Inc	115,800	19,037,520
		39,553,866
Commercial Services & Supplies - 1.0%
Brink's Co/The	170,960	16,077,079
Pursuit Attractions and Hospitality Inc (a)	105,532	4,189,620
		20,266,699
Construction & Engineering - 2.1%
Construction Partners Inc Class A (a)	159,700	11,587,832
IES Holdings Inc (a)	67,900	12,108,607
Sterling Infrastructure Inc (a)	133,300	16,957,093
		40,653,532
Electrical Equipment - 1.3%
NEXTracker Inc Class A (a)	359,800	15,838,396
Thermon Group Holdings Inc (a)	333,600	9,841,200
		25,679,596
Machinery - 3.2%
Federal Signal Corp	167,600	13,622,528
REV Group Inc	506,200	15,439,100
SPX Technologies Inc (a)	130,800	19,051,020
Terex Corp	357,100	14,533,970
		62,646,618
Professional Services - 2.4%
ExlService Holdings Inc (a)	537,200	26,027,340
KBR Inc	409,500	20,077,785
		46,105,125
Trading Companies & Distributors - 4.3%
Applied Industrial Technologies Inc	81,700	20,472,386
Beacon Roofing Supply Inc (a)	63,500	7,329,170
FTAI Aviation Ltd	82,000	10,554,220
GMS Inc (a)	267,818	21,320,991
Rush Enterprises Inc Class A (b)	393,391	22,942,564
		82,619,331
TOTAL INDUSTRIALS		317,524,767

Information Technology - 10.2%
Electronic Equipment, Instruments & Components - 5.9%
Advanced Energy Industries Inc (b)	196,900	22,676,973
Belden Inc	147,100	16,185,413
Insight Enterprises Inc (a)	157,872	24,293,343
Napco Security Technologies Inc	223,502	5,489,209
Sanmina Corp (a)	240,700	19,718,144
TD SYNNEX Corp	202,841	27,888,610
		116,251,692
IT Services - 0.6%
ASGN Inc (a)	183,900	12,391,182
Semiconductors & Semiconductor Equipment - 1.4%
Diodes Inc (a)	209,500	10,345,110
MACOM Technology Solutions Holdings Inc (a)	140,000	16,192,400
		26,537,510
Software - 2.3%
Agilysys Inc (a)	141,900	11,492,481
Five9 Inc (a)	127,500	4,615,500
SPS Commerce Inc (a)	78,900	10,509,480
Tenable Holdings Inc (a)	465,900	17,769,426
		44,386,887
TOTAL INFORMATION TECHNOLOGY		199,567,271

Materials - 6.6%
Chemicals - 1.8%
Element Solutions Inc	828,800	21,639,968
Hawkins Inc	76,400	8,021,236
Tronox Holdings PLC	646,300	5,015,288
		34,676,492
Construction Materials - 1.2%
Eagle Materials Inc	101,600	22,982,936
Metals & Mining - 3.6%
Carpenter Technology Corp	144,900	30,004,443
Commercial Metals Co	562,900	27,266,876
Constellium SE (a)(b)	1,221,400	13,899,532
		71,170,851
TOTAL MATERIALS		128,830,279

Real Estate - 4.6%
Diversified REITs - 1.2%
Essential Properties Realty Trust Inc	725,601	23,741,665
Health Care REITs - 0.8%
CareTrust REIT Inc	611,200	15,811,744
Office REITs - 0.3%
Douglas Emmett Inc	382,990	6,625,727
Retail REITs - 1.7%
Acadia Realty Trust	742,800	17,128,968
Urban Edge Properties	686,600	14,143,960
		31,272,928
Specialized REITs - 0.6%
Outfront Media Inc	664,400	12,357,840
TOTAL REAL ESTATE		89,809,904

Utilities - 1.3%
Gas Utilities - 1.3%
Southwest Gas Holdings Inc	331,900	24,909,095
TOTAL UNITED STATES		1,720,312,947
TOTAL COMMON STOCKS (Cost $1,562,419,996)		1,929,718,496

Domestic Equity Funds - 0.7%
	Shares	Value ($)
iShares Russell 2000 ETF (b) (Cost $14,612,903)	68,700	14,746,455

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	16,476,442	16,479,737
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	116,822,186	116,833,868
TOTAL MONEY MARKET FUNDS (Cost $133,313,605)			133,313,605

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $1,710,346,504)	2,077,778,556
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(123,794,714)
NET ASSETS - 100.0%	1,953,983,842

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,445,256	126,373,184	163,338,703	227,693	-	-	16,479,737	16,476,442	0.0%
Fidelity Securities Lending Cash Central Fund	119,495,964	251,810,802	254,472,898	16,102	-	-	116,833,868	116,822,186	0.5%
Total	172,941,220	378,183,986	417,811,601	243,795	-	-	133,313,605	133,298,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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